Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	Note	As of 31 March 2024	As of 31 March 2025
		USD’000	USD’000
Trade receivables – third parties	(a)	6,872	7,833
Less: Impairment losses		(279)	(283)
		6,593	7,550

Other receivables – third parties	(b)	31	26
Deposits – third parties		70	209
Prepayments – third parties	(c)	89	252
Prepayments – related parties		71	-
Advances to contract manufacturers – third parties		5,350	2,369
		5,611	2,856

Total trade and other receivables		12,204	10,406

Movement in the above impairment losses:

Beginning balances		43	279
Charge for the financial year		236	4
Ending balance		279	283

(a)	Trade receivables are non-interest bearing and the normal credit terms granted by the Company is 30 to 90 days (2023: 30 to 90 days). They are recognized at their original invoice amounts, which represent their fair values on initial recognition.
(b)	Other receivables from third parties consist mainly of advances to contract manufacturers. The Company expected to be offset with contract manufacturers charges in the next 12 months.

(c)	Prepayments from third parties consist mainly of the cost of installation of Enterprise Resource Planning (ERP) system and prepaid insurances.

Schedule of Expected Credit Loss
	Expected credit loss rate (%)	Gross	Impairment loss	Net
		USD’000	USD’000	USD’000
At 31 March 2024
Current	2.40%	4,528	(165)	4,363
> 30 days past due	1.11%	979	(76)	903
> 60 days past due	-%	482	-	482
> 90 days past due	0.55%	883	(38)	845
Total	4.06%	6,872	(279)	6,593

	Expected credit loss rate (%)	Gross	Impairment loss	Net
		USD’000	USD’000	USD’000
At 31 March 2025
Current	2.45%	5,389	(255)	5,134
> 30 days past due	0.95%	1,079	-	1,079
> 60 days past due	0.72%	859	(5)	854
> 90 days past due	1.13%	506	(23)	483
Total	5.25%	7,833	(283)	7,550